Commitments and Contingencies (Details 1) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Environmental Commitments and Contingencies (Amounts in Paragraphs)
Amounts accrued for probable environmental remediation costs	$ 531	$ 461
Loss Contingency, Range of Possible Loss, Portion Not Accrued	448	374
Recorded Third-Party Environmental Recoveries, Amount	436	$ 343
Financial Arrangements (Amounts in Paragraph)
Unused standby letters of credit and bank guarantees	498
Surety Bond Outstanding	182
Other Current Liabilities [Member]
Environmental Commitments and Contingencies (Amounts in Paragraphs)
Amounts accrued for probable environmental remediation costs	148
Other Noncurrent Liabilities [Member]
Environmental Commitments and Contingencies (Amounts in Paragraphs)
Amounts accrued for probable environmental remediation costs	383
Prepaid Expenses and Other Current Assets [Member]
Environmental Commitments and Contingencies (Amounts in Paragraphs)
Recorded Third-Party Environmental Recoveries, Amount	119
Other Noncurrent Assets [Member]
Environmental Commitments and Contingencies (Amounts in Paragraphs)
Recorded Third-Party Environmental Recoveries, Amount	$ 317